PREPAID EXPENSES AND DEPOSITS (Narrative) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Prepaid Expenses And Deposits [Abstract]
Long-term deposits	$ 109,800	$ 4,000